Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
12. Related Party Transactions
The Company provides administrative services to certain related parties that are affiliated entities through common equity ownership with financial and operational interests in the Company. During the years ended December 31, 2021 and 2020, the Company recognized $5 thousand and $21 thousand as a reduction to general and administrative expense related to these contracts, respectively. As of December 31, 2021, the Company had a minimal amount of receivables related to these arrangements. As of December 31, 2020, the Company had $5 thousand of receivables related to these arrangements.